Taxation (Details) ¥ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2019
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 2,631,764,000		¥ 2,238,907,000		¥ 1,969,414,000
Earnings per share effect, basic (in CNY per share) | ¥ / shares	¥ 0.81		¥ 0.67		¥ 0.60
Earnings per share effect, diluted (in CNY per share) | ¥ / shares	¥ 0.80		¥ 0.66		¥ 0.59
Cayman Islands
Income taxes
Withholding tax amount	¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Taxable income | $		$ 2		$ 2		$ 2
Hong Kong | Taxable income below threshold amount
Income taxes
Income tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Hong Kong | Taxable income over threshold amount
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
PRC | Boguan, NetEase Hangzhou and certain other PRC subsidiaries | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
PRC | Boguan, NetEase Hangzhou and certain other PRC subsidiaries | Key Software Enterprise
Income taxes
Preferential tax rate							10.00%